Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Acruence Active Hedge U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Acruence Active Hedge U.S. Equity ETF
Class Name	Acruence Active Hedge U.S. Equity ETF
Trading Symbol	XVOL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acruence Active Hedge U.S. Equity ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acruenceetf.com/. You can also request this information by contacting us at (833) 653‑6400 or by writing the Fund at Acruence Active Hedge U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 653‑6400
Additional Information Website	https://www.acruenceetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acruence Active Hedge U.S. Equity ETF	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performance was primarily impacted by a combination of elevated equity market volatility, shifting interest-rate expectations, sector rotation, and the behavior of volatility derivatives used in its hedge strategy.

As a result the Fund returned 13.91% for the fiscal year ended March 31,2026, slightly underperforming the S&P 500® Total Return Index which returned 17.80%.

What Factors Influenced Performance?

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology was the leading contributor, while Utilities were a detractor. The Fund was helped by holding Palo Alto Networks, Ebay, Inc., and Cisco Systems, Inc. However, holdings of Regeneron, Uber Technologies, Inc., and Intuit, Inc., hurt the Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception (4/21/2021)
Acruence Active Hedge U.S. Equity ETF	13.91%	4.17%
S&P 500® Total Return Index	17.80%	11.09%

Performance Inception Date	Apr. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.acruenceetf.com/ for more recent performance information.
Net Assets	$ 1,676,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 24,322
Investment Company, Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$1,676
Number of Holdings	82
Total Advisory Fee Paid	$24,322
Portfolio Turnover Rate	219%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
KLA Corp.	2.3
Corning, Inc.	2.1
Keysight Technologies, Inc.	2.1
Targa Resources Corp.	2.0
Newmont Corp.	1.8
Royal Caribbean Cruises Ltd.	1.8
Regeneron Pharmaceuticals, Inc.	1.8
NXP Semiconductors NV	1.7
Caterpillar, Inc.	1.6
Howmet Aerospace, Inc.	1.6

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

On April 2, 2026, the Board of Trustees of the Trust, at the recommendation of Tidal Investments LLC, the Fund's investment adviser, approved the closure and liquidation of the Fund. On April 20, 2026, the Fund liquidated its assets and distributed cash pro rata to all shareholders of record who had not previously redeemed or sold their shares of the Fund.